                                  UNITED STATES                             OMB APPROVAL
                       SECURITIES AND EXCHANGE COMMISSION               OMB Number:    3235-0582
                              WASHINGTON, DC 20549                      Expires:    May 31, 2021
                                                                        Estimated average burden
                                    FORM N-PX                           hours per response..14.4


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number  811-04708
                                  ---------------------------------------------

                            SunAmerica Income Funds
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               (Exact name of registrant as specified in charter)

                                  Harborside 5
                         185 Hudson Street, Suite 3300
                         Jersey City, New Jersey 07311
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             (Address of principal executive offices)  (Zip code)

                                   John Genoy
            President and Principal Executive Officer of the Funds
                                  SunAmerica
                              Asset Management LLC
                                  Harborside 5
                         185 Hudson Street, Suite 3300
                         Jersey City, New Jersey 07311
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:   201-324-6414
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Date of fiscal year end:  03/31
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Date of reporting period:  7/1/2018-06/30/2019
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         Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder
(17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policy making roles.

         A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04708
Reporting Period: 07/01/2018 - 06/30/2019
SunAmerica Income Funds









=========================== AIG Flexible Credit Fund ===========================


STATE STREET INSTITUTIONAL INVESTMENT TRUST

Ticker:                      Security ID:  857492706
Meeting Date: DEC 18, 2018   Meeting Type: Special
Record Date:  OCT 22, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
2.1   Elect Director John R. Costantino       For       For          Management
2.2   Elect Director Michael A. Jessee        For       For          Management
2.3   Elect Director Ellen M. Needham         For       For          Management
2.4   Elect Director Donna M. Rapaccioli      For       For          Management


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STATE STREET INSTITUTIONAL INVESTMENT TRUST

Ticker:                      Security ID:  85749P101
Meeting Date: DEC 18, 2018   Meeting Type: Special
Record Date:  OCT 22, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
2.1   Elect Director John R. Costantino       For       For          Management
2.2   Elect Director Michael A. Jessee        For       For          Management
2.3   Elect Director Ellen M. Needham         For       For          Management
2.4   Elect Director Donna M. Rapaccioli      For       For          Management




=========================== AIG Strategic Bond Fund ============================


SKY LTD.

Ticker:                      Security ID:  G15632AS4
Meeting Date: APR 26, 2019   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice


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STATE STREET INSTITUTIONAL INVESTMENT TRUST

Ticker:                      Security ID:  857492706
Meeting Date: DEC 18, 2018   Meeting Type: Special
Record Date:  OCT 22, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
2.1   Elect Director John R. Costantino       For       For          Management
2.2   Elect Director Michael A. Jessee        For       For          Management
2.3   Elect Director Ellen M. Needham         For       For          Management
2.4   Elect Director Donna M. Rapaccioli      For       For          Management




===================== AIG U.S. Government Securities Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                 SIGNATURES


        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   SunAmerica Income Funds
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By (Signature and Title)*  John Genoy, President and Principal Executive Officer
                           of the Funds
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Date  7/30/2019
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